Financial Instruments - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 394,125	$ 456,190
Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	1,780	351
Debt [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	193,722	15,300
Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	107,005	283,550
Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	50,258	40,020
Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	77,442	76,902
Short-term investments | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	35,337	51,723
Long-term investment | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	121,200
Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	2,883	3,995
Amortized cost [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
Amortized cost [member] | Debt [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	193,722	15,300
FVTPL [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	1,780	351
FVTPL [member] | Debt [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
FVTOCI [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0
FVTOCI [member] | Debt [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0
Amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	184,447	360,452
Amortized cost [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	107,005	283,550
Amortized cost [member] | Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Amortized cost [member] | Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	77,442	76,902
Amortized cost [member] | Short-term investments | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Amortized cost [member] | Long-term investment | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0
Amortized cost [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	88,478	95,738
FVTPL [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member] | Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	50,258	40,020
FVTPL [member] | Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		0
FVTPL [member] | Short-term investments | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	35,337	51,723
FVTPL [member] | Long-term investment | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0
FVTPL [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	2,883	$ 3,995
FVTOCI [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	121,200
FVTOCI [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0
FVTOCI [member] | Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0
FVTOCI [member] | Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0
FVTOCI [member] | Short-term investments | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0
FVTOCI [member] | Long-term investment | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	121,200
FVTOCI [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 0